Equity (Details) - Schedule of shareholder composition - shares		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		165,995,455,123	163,624,085,523	161,960,126,723
American Depository Receipts (ADRs)	[1]	22,450,671,671	24,822,041,271	26,486,000,071
Total		188,446,126,794	188,446,126,794	188,446,126,794	188,446,126,794
Percentage of equity holding		100.00%	100.00%	100.00%
Santander Chile Holding S.A. [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		66,822,519,695	66,822,519,695	66,822,519,695
American Depository Receipts (ADRs)	[1]
Total		66,822,519,695	66,822,519,695	66,822,519,695
Percentage of equity holding		35.46%	35.46%	35.46%
Teatinos Siglo XXI Inversiones Limitada [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		59,770,481,573	59,770,481,573	59,770,481,573
American Depository Receipts (ADRs)	[1]
Total		59,770,481,573	59,770,481,573	59,770,481,573
Percentage of equity holding		31.72%	31.72%	31.72%
The Bank New York Mellon [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares
American Depository Receipts (ADRs)	[1]	22,450,671,671	24,822,041,271	26,486,000,071
Total		22,450,671,671	24,822,041,271	26,486,000,071
Percentage of equity holding		11.91%	13.17%	14.05%
Banks On Behalf Of Third Parties [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		15,925,407,468	15,957,137,883	15,770,481,573
American Depository Receipts (ADRs)	[1]
Total		15,925,407,468	15,957,137,883	15,770,481,573
Percentage of equity holding		8.45%	8.47%	8.20%
Pension Funds (AFP) On Behalf Of Third Parties [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		9,929,343,874	9,995,705,956	9,033,172,896
American Depository Receipts (ADRs)	[1]
Total		9,929,343,874	9,995,705,956	9,033,172,896
Percentage of equity holding		5.27%	5.30%	4.79%
Stock Brokers On Behalf Of Third Parties [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		6,892,162,980	5,551,024,270	4,773,558,507
American Depository Receipts (ADRs)	[1]
Total		6,892,162,980	5,551,024,270	4,773,558,507
Percentage of equity holding		3.66%	2.95%	2.53%
Other Minority Holders [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		6,655,539,533	5,527,216,146	6,109,287,067
American Depository Receipts (ADRs)	[1]
Total		6,655,539,533	5,527,216,146	6,109,287,067
Percentage of equity holding		3.53%	2.93%	3.25%

[1]	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.